UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22874

THL CREDIT SENIOR LOAN FUND

(Exact name of registrant as specified in charter)

100 Wall St., 11th Floor
New York, NY 10005

(Address of principal executive offices) (Zip code)

Stephanie Trell

100 Wall St., 11th Floor

New York, NY 10005

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Allison M. Fumai

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The Schedule(s) of Investment is attached herewith.

THL Credit Senior Loan Fund

Schedule of Investments (unaudited)	September 30, 2014

Investments	Principal	Value
SENIOR LOANS(a) – 124.3% (97.4% of Total Investments)

Aerospace & Defense – 2.4%
AM General LLC., Term B Facility - First Lien, 10.250%, 03/22/18	$2,647,436	$2,462,115
Pelican Products, Inc., Term Loan - Second Lien, 9.250%, 04/09/20(b)	1,000,000	1,003,750
Total Aerospace & Defense		3,465,865

Automotive – 2.4%
Chrysler Group LLC, Tranche B Term Loan - First Lien, 3.500%, 05/24/17	744,231	739,349
Neenah Enterprises (Neenah Foundry), Term Loan - First Lien, 6.750%, 04/26/17	2,696,631	2,686,950
Total Automotive		3,426,299

Banking, Finance, Insurance & Real Estate – 3.4%
Armor Holdco, Inc. (American Stock Transfer), Term Loan - First Lien, 5.750%, 06/26/20	484,458	483,247
Assured Partners Capital, Inc., Term Loan - First Lien, 4.500%, 03/19/21	1,000,000	988,755
GENEX Services, Inc., Term Loan B - First Lien, 5.250%, 05/28/21	997,500	995,630
GENEX Services, Inc., Initial Term Loan - Second Lien, 8.750%, 05/30/22(b)	250,000	248,751
RJO Holdings Corp., Term Loan - First Lien, 6.900%, 12/10/15(b)	1,163,573	1,131,575
SG Acquisition Inc. (Safe Gard), Initial Term Loan - First Lien, 6.250%, 08/19/21(b)	1,000,000	1,000,000
Total Banking, Finance, Insurance & Real Estate		4,847,958

Beverage, Food & Tobacco – 1.7%
Arctic Glacier U.S.A., Inc., 2014 Term B Loan - First Lien, 5.000%, 05/10/19(b)	2,481,223	2,450,208

Business & Consumer Services – 20.0%
Affinion Group Holdings, Inc., Tranche B Term Loan - First Lien, 6.750%, 04/30/18	721,867	703,481
Brickman Group Holdings, Inc., Initial Term Loan - First Lien, 4.000%, 12/18/20	1,744,367	1,709,959
Centerplate, Inc. (KPLT), Term Loan A - First Lien, 4.750%, 11/26/19	995,000	995,826
Energy Solutions, LLC (Envirocare of Utah), Term Advance - First Lien, 6.750%, 05/29/20	2,244,375	2,282,249
Extreme Reach Inc., Initial Term Loan - First Lien, 6.750%, 02/07/20(b)	1,649,000	1,657,245
Fitness International, LLC (LA Fitness), Term Loan B - First Lien, 5.500%, 07/01/20	997,500	990,019
Inmar, Inc., Initial Term Loan - First Lien, 4.250%, 01/27/21	1,995,000	1,965,075
Merrill Communications LLC, Term Loan - First Lien, 5.750%, 03/08/18(b)	3,195,607	3,243,541
Millennium Laboratories, LLC, Tranche B Term Loan - First Lien, 5.250%, 04/16/21	1,995,000	1,992,506
Mitchell International, Inc., Initial Term Loan - First Lien, 4.500%, 10/13/20	992,500	984,853
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 10.000%, 11/26/21	500,000	501,875

See Notes to Schedule of Investments

THL Credit Senior Loan Fund

Schedule of Investments (unaudited) (continued)	September 30, 2014

Investments	Principal	Value
Business & Consumer Services – 20.0% (continued)
Novitex Acquisition LLC (Pitney Bowes), Tranche B-2 Term Loan - First Lien, 7.500%, 07/07/20(b)	$2,000,000	$1,970,000
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - Second Lien, 9.750%, 07/01/20(b)	1,000,000	1,015,000
Renaissance Learning, Inc., Initial Term Loan - First Lien, 4.500%, 04/09/21	1,990,000	1,953,941
Renaissance Learning, Inc., Initial Term Loan - Second Lien, 8.000%, 04/11/22	1,000,000	981,250
SunGard Availability Services Capital, Inc., Tranche B Term Loan - First Lien, 6.000%, 03/31/19	1,990,000	1,846,720
TCH-2 Holdings LLC (TravelClick), Term Loan - First Lien, 5.500%, 05/12/21(b)	1,995,127	1,985,151
TCH-2 Holdings LLC (TravelClick), Initial Term Loan - Second Lien, 8.750%, 11/08/21(b)	1,750,000	1,706,250
Total Business & Consumer Services		28,484,941

Capital Goods – 0.7%
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 4.000%, 11/23/20(b)	992,500	950,319

Chemicals, Plastics & Rubber – 1.1%
PeroxyChem LLC, Initial Term Loan - First Lien, 7.500%, 02/28/20(b)	1,492,500	1,514,888

Construction & Engineering – 2.1%
FR Utility Services LLC (Utility Services), Initial Term Loan - First Lien, 6.750%, 10/18/19(b)	496,250	498,731
Power Buyer, LLC (Powerteam Services), Initial Term Loan - Second Lien, 8.250%, 11/06/20(b)	2,500,000	2,437,500
Total Construction & Engineering		2,936,231

Consumer Products: Durables – 3.8%
Hillman Companies, Inc., Term Loan - First Lien, 4.500%, 06/30/21	1,496,250	1,492,509
Paladin Brands Holding, Inc., Initial Loan - First Lien, 6.750%, 08/16/19	1,901,948	1,903,146
Visant Corp., Initial Term Loan - First Lien, 7.000%, 09/23/21	2,000,000	1,981,670
Total Consumer Products: Durables		5,377,325

Consumer Products: Non Durables – 3.2%
Calceus Acquisition, Inc. (Cole Haan), Term B-1 Loan - First Lien, 5.000%, 02/01/20	1,980,000	1,953,597
Topps Company, Inc., Term Loan - First Lien, 7.250%, 09/27/20(b)	1,985,000	1,960,188
Vince Intermediate Holding, LLC, Initial Term Loan - First Lien, 6.000%, 11/27/19	668,571	669,825
Total Consumer Products: Non Durables		4,583,610

Energy, Oil & Gas – 2.7%
HGIM Corp. (Harvey Gulf), Term Loan B - First Lien, 5.500%, 06/18/20	2,974,975	2,935,006
ProPetro Services, Inc., Term Advance - First Lien, 7.250%, 09/30/19(b)	950,000	950,000
Total Energy, Oil & Gas		3,885,006

See Notes to Schedule of Investments

THL Credit Senior Loan Fund

Schedule of Investments (unaudited) (continued)	September 30, 2014

Investments	Principal	Value
Healthcare & Pharmaceuticals – 4.0%
Alvogen Pharma US Inc., Term Loan - First Lien, 7.000%, 05/23/18	$2,761,969	$2,793,041
Bioscrip, Inc., Del Draw Term Loan - First Lien, 7.250%, 07/31/20	626,504	628,854
Bioscrip, Inc., Initial Term Loan - First Lien, 7.250%, 07/31/20	1,044,174	1,048,090
Ikaria, Inc., Initial Term Loan - First Lien, 5.000%, 02/12/21	941,320	941,471
Ikaria, Inc., Initial Term Loan - Second Lien, 8.750%, 02/14/22	250,000	253,750
Total Healthcare & Pharmaceuticals		5,665,206

Hotel, Gaming & Leisure – 2.2%
ALG USA Holdings, LLC (Apple Leisure Group), Term Loan B-1 - First Lien, 7.000%, 02/28/19(b)	822,217	818,106
ALG USA Holdings, LLC (Apple Leisure Group),Term Loan B-2 - First Lien, 7.000%, 02/28/19(b)	1,089,916	1,084,466
Caesars Entertainment Operating Company, Inc., Term Loan B-7 - First Lien, 9.750%, 03/01/17	249,375	237,000
Caesars Entertainment Resort Properties, LLC, Term B Loan - First Lien, 7.000%, 10/12/20	992,500	952,800
Total Hotel, Gaming & Leisure		3,092,372

Manufacturing – 4.1%
Gates Global, Inc., Initial Term Loan - First Lien, 4.250%, 06/11/21	2,500,000	2,458,850
Preferred Proppants LLC (Preferred Sands), Term Loan - First Lien, 6.750%, 07/27/20(b)	3,000,000	2,962,500
Veyance Technologies, Inc., Term Loan - First Lien, 5.250%, 09/08/17	462,545	462,256
Total Manufacturing		5,883,606

Media: Advertising, Printing & Publishing – 9.0%
Cengage Learning Acquisitions, Inc., Term Loan - First Lien, 7.000%, 03/31/20	3,980,000	3,984,975
Checkout Holding Corp., Term Loan B - First Lien, 4.500%, 04/09/21	2,992,500	2,919,932
Harland Clarke Hldgs., Tranche B-3 Term Loans - First Lien, 7.000%, 05/22/18	3,875,000	3,922,643
RentPath, Inc., Term Loan - First Lien, 6.250%, 05/29/20(b)	1,975,000	1,977,469
Total Media: Advertising, Printing & Publishing		12,805,019

Media: Broadcasting & Subscription – 7.3%
Charter Communications Operating LLC, Term Loan G - First Lien, 4.250%, 09/13/21	3,000,000	2,996,415
ION Media Networks, Inc., Term Loan - First Lien, 5.000%, 12/18/20(b)	992,500	988,778
Radio One, Inc., Term Loan - First Lien, 7.500%, 03/31/16	3,515,262	3,574,582
Tribune Company, Initial Term Loan - First Lien, 4.000%, 12/27/20	1,844,227	1,822,622
TWCC Holding Corp., Term Loan - Second Lien, 7.000%, 06/26/20	1,000,000	982,500
Total Media: Broadcasting & Subscription		10,364,897

Media: Diversified and Services – 7.5%
Deluxe Entertainment Services Group, Inc., Initial Term Loan - First Lien, 6.500%, 02/28/20(b)	2,962,500	2,755,125
IMG Worldwide, Inc., Term Loan - First Lien, 5.250%, 05/06/21	1,995,000	1,970,062

See Notes to Schedule of Investments

THL Credit Senior Loan Fund

Schedule of Investments (unaudited) (continued)	September 30, 2014

Investments	Principal	Value
Media: Diversified and Services – 7.5% (continued)
Learfield Communications, Inc. 2014 Replacement Term Loan - First Lien, 4.500%, 10/09/20(b)	$999,375	$995,627
Mood Media Corporation, Term Loan - First Lien, 7.000%, 05/01/19	4,975,000	4,900,375
Total Media: Diversified and Services		10,621,189

Metals & Mining – 0.3%
TMS International Corp. (Tube City), Term Loan B - First Lien, 4.500%, 10/16/20	496,250	496,563

Packaging – 1.4%
BWAY Holding Co., Initial Term Loan - First Lien, 5.500%, 08/14/20	1,995,000	1,996,257

Restaurants – 5.5%
1011778 BC ULC (Burger King), Term Loan - First Lien, 4.500%, 09/25/21(c)	1,000,000	994,580
CEC Entertainment, Inc., Tranche B Term Loan - First Lien, 4.250%, 02/15/21	1,990,000	1,935,275
Portillo's Holdings LLC, Term Loan B - First Lien, 4.750%, 08/01/21(b)	2,000,000	1,977,500
Steak n Shake Operations, Inc., Term Loan - First Lien, 4.750%, 03/17/21(b)	1,990,000	1,991,244
TGI Friday's, Inc., Term Loan - Second Lien, 9.250%, 06/20/21	1,000,000	997,500
Total Restaurants		7,896,099

Retail – 6.3%
Albertson's Holdings LLC, Term Loan B-4 - First Lien, 6.500%, 08/25/21	2,000,000	1,993,540
Charming Charlie LLC, Initial Term Loan - First Lien, 9.000%, 12/18/19(b)	995,000	998,731
CWGS Group, LLC (Camping World), Term Loan B - First Lien, 5.750%, 02/20/20	1,962,500	1,970,674
New Albertson's Inc., Term Loan B - First Lien, 4.750%, 06/28/21	1,200,000	1,181,256
Roundy's Supermarkets, Inc., Tranche B Term Loan - First Lien, 5.750%, 03/03/21	2,985,000	2,835,123
Total Retail		8,979,324

Technology: Hardware – 2.1%
Eastman Kodak Company, Term Loan - First Lien, 7.250%, 09/03/19	989,975	998,637
Zebra Technologies Corp., Term Loan B - First Lien, 4.750%, 09/30/21(b)(c)	2,000,000	2,000,000
Total Technology: Hardware		2,998,637

Technology: Semiconductor – 0.4%
M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan - First Lien, 4.500%, 05/08/21	635,906	637,897

Technology: Services – 9.7%
Ascensus, Inc., Initial Term Loan - Second Lien, 9.000%, 12/02/20(b)	500,000	507,500
ConvergeOne Holdings Corporation, Term Loan - First Lien, 6.000%, 06/17/20	1,496,250	1,492,509
First Data Corporation, 2018B New Term Loan - First Lien, 3.655%, 09/24/18	1,500,000	1,471,095

See Notes to Schedule of Investments

THL Credit Senior Loan Fund

Schedule of Investments (unaudited) (continued)	September 30, 2014

Investments	Principal	Value
Technology: Services – 9.7% (continued)
MH Sub I, LLC & Micro (Internet Brands), Delayed Draw Term Loan - First Lien, 5.000%, 09/26/21(c)	$196,078	$195,282
MH Sub I, LLC & Micro (Internet Brands), Term Loan - First Lien, 5.000%, 06/26/21	1,799,412	1,792,106
PGX Holding Inc. (Progrexion), Initial Term Loan - First Lien, 6.250%, 09/30/20(b)(c)	2,000,000	2,000,000
Presidio, Inc., Term Loan - First Lien, 5.000%, 03/31/17	2,469,733	2,472,833
Scientific Games International, Inc., Term Loan B-2 - First Lien, 6.000%, 09/17/21(c)	4,000,000	3,928,560
Total Technology: Services		13,859,885

Technology: Software – 5.6%
Deltek, Inc., Term Loan - Second Lien, 10.000%, 10/10/19	2,650,000	2,691,950
Lanyon Solutions, Inc., Term Loan - First Lien, 5.500%, 11/13/20	1,989,979	1,979,611
RP Crown Parent, LLC (Red Prairie), Term Loan B - First Lien, 6.000%, 12/21/18	1,485,009	1,449,206
RP Crown Parent, LLC (Red Prairie), Term Loan - Second Lien, 11.250%, 12/21/19	2,000,000	1,911,070
Total Technology: Software		8,031,837

Telecommunications – 9.3%
4L Technologies Inc. (Clover Technologies), Initial Term Loan - First Lien, 5.500%, 05/08/20	2,000,000	1,994,170
Avaya, Inc., Term Loan B-6 - First Lien, 6.500%, 03/31/18	1,988,294	1,976,284
Birch Communications, Inc., Term Loan - First Lien, 7.750%, 07/17/20(b)	2,000,000	1,960,000
Fairpoint Communications, Inc., Term Loan - First Lien, 7.500%, 02/14/19	5,177,388	5,264,781
Ntelos Inc., Term B Advance - First Lien, 5.750%, 11/09/19	1,974,811	1,973,982
Total Telecommunications		13,169,217

Transportation: Services – 3.2%
American Commercial Lines (Commercial Barge), Initial Term Loan - First Lien, 7.500%, 09/22/19	2,962,406	2,979,070
Sirva Worldwide, Inc., Term Loan - First Lien, 7.500%, 03/27/19(b)	1,477,500	1,507,050
Total Transportation: Services		4,486,120

Wholesale – 2.9%
Envision Acquisition Company, LLC, Initial Term Loan - First Lien, 5.750%, 11/04/20	993,741	992,503
FPC Holdings, Inc. (Fleetpride), Initial Term Loan - First Lien, 5.250%, 11/19/19	1,187,900	1,180,107
P2 Lower Acquisition, Inc. (Progresive Solutions), Initial Term Loan - First Lien, 5.500%, 10/22/20	873,416	876,421
P2 Upstream Acquisition Co., Term Loan - Second Lien, 9.000%, 04/30/21(b)	1,000,000	1,010,000
Total Wholesale		4,059,031

Total Senior Loans (Cost $177,392,902)		176,965,806

See Notes to Schedule of Investments

THL Credit Senior Loan Fund

Schedule of Investments (unaudited) (continued)	September 30, 2014

Investments	Principal	Value
CORPORATE BONDS – 0.9% (0.7% of Total Investments)

Beverage, Food & Tobacco – 0.4%
Innovation Ventures (5 Hour Energy), 9.500%, 08/15/19‡	$500,000	$490,000

Media: Advertising, Printing & Publishing – 0.5%
Getty Images, Inc., 7.000%, 10/15/20‡	1,000,000	740,027

Total Corporate Bonds (Cost $1,309,031)		1,230,027

MONEY MARKET FUND – 2.5% (1.9% of Total Investments)

	Shares
Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 0.03%(d) (Cost $3,526,730)	3,526,730	3,526,730

Total Investments in Securities – 127.7% (Cost $182,228,663)		181,722,563
Line of Credit Payable (Cost $42,000,000) – (29.5)%		(42,000,000)
Other Assets in Excess of Liabilities – 1.8%		2,635,161
Net Assets – 100.0%		$142,357,724

See Notes to Schedule of Investments

THL Credit Senior Loan Fund

Schedule of Investments (unaudited) (concluded)	September 30, 2014

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,230,027 which represents approximately 0.9% of net assets as of September 30, 2014. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate plus a spread. The most popular benchmark lending rate is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities. The rate shown represents the contractual rate (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or portion of this position has not settled. The full contract rates reflected do not take effect until settlement date.
(d)	Rate shown reflects the 7-day yield as of September 30, 2014.

See Notes to Schedule of Investments

THL CREDIT SENIOR LOAN FUND

Schedule of Investments (unaudited) (concluded)	September 30, 2014

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	2.4%
Automotive	2.4
Banking, Finance, Insurance & Real Estate	3.4
Beverage, Food & Tobacco	2.1
Business & Consumer Services	20.0
Capital Goods	0.7
Chemicals, Plastics & Rubber	1.1
Construction & Engineering	2.1
Consumer Products: Durables	3.8
Consumer Products: Non Durables	3.2
Energy, Oil & Gas	2.7
Healthcare & Pharmaceuticals	4.0
Hotel, Gaming & Leisure	2.2
Manufacturing	4.1
Media: Advertising, Printing & Publishing	9.5
Media: Broadcasting & Subscription	7.3
Media: Diversified and Services	7.5
Metals & Mining	0.3
Packaging	1.4
Restaurants	5.5
Retail	6.3
Technology: Hardware	2.1
Technology: Semiconductor	0.4
Technology: Services	9.7
Technology: Software	5.6
Telecommunications	9.3
Transportation: Services	3.2
Wholesale	2.9
Money Market Fund	2.5
Total Investments	127.7
Line of Credit Payable	(29.5)
Other Assets in Excess of Liabilities	1.8
Net Assets	100.0%

See Notes to Schedule of Investments

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2014

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013. The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”). Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser (the “Adviser”). FWCA has engaged THL Credit Advisors LLC (the “Sub-adviser” or “THL Credit”) to serve as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from these estimates.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (“Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (“Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Sub-adviser shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

Fixed income securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September, 30, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2014:

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans
Aerospace & Defense	$-	$2,462,115	$1,003,750	$3,465,865
Automotive	-	3,426,299	-	3,426,299
Banking, Finance, Insurance & Real Estate	-	2,467,632	2,380,326	4,847,958
Beverage, Food & Tobacco	-	-	2,450,208	2,450,208
Business & Consumer Services	-	16,907,754	11,577,187	28,484,941
Capital Goods	-	-	950,319	950,319
Chemicals, Plastics & Rubber	-	-	1,514,888	1,514,888
Construction & Engineering	-	-	2,936,231	2,936,231
Consumer Products: Durables	-	5,377,325	-	5,377,325
Consumer Products: Non Durables	-	2,623,422	1,960,188	4,583,610
Energy, Oil & Gas	-	2,935,006	950,000	3,885,006
Healthcare & Pharmaceuticals	-	5,665,206	-	5,665,206
Hotel, Gaming & Leisure	-	1,189,800	1,902,572	3,092,372
Manufacturing	-	2,921,106	2,962,500	5,883,606
Media: Advertising, Printing & Publishing	-	10,827,550	1,977,469	12,805,019
Media: Broadcasting & Subscription	-	9,376,119	988,778	10,364,897
Media: Diversified and Services	-	6,870,437	3,750,752	10,621,189
Metals & Mining	-	496,563	-	496,563
Packaging	-	1,996,257	-	1,996,257
Restaurants	-	3,927,355	3,968,744	7,896,099
Retail	-	7,980,593	998,731	8,979,324
Technology: Hardware	-	998,637	2,000,000	2,998,637
Technology: Semiconductor	-	637,897	-	637,897
Technology: Services	-	11,352,385	2,507,500	13,859,885
Technology: Software	-	8,031,837	-	8,031,837
Telecommunications	-	11,209,217	1,960,000	13,169,217
Transportation: Services	-	2,979,070	1,507,050	4,486,120
Wholesale	-	3,049,031	1,010,000	4,059,031
Corporate Bonds*	-	1,230,027	-	1,230,027
Money Market Fund	-	3,526,730	-	3,526,730
Total Investments	-	$130,465,370	$51,257,193	$181,722,563

*Please refer to Schedule of Investments for breakdown of valuation by industry.

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Loans
Balance as of December 31, 2013	$60,807,408
Realized gain	40,971
Change in unrealized appreciation (depreciation)	(292,743)
Amortization (accretion)	127,733
Purchases	32,723,599
Sales and principal paydowns	(31,752,058)
Transfers in and/or out of Level 3	(10,397,717)
Balance as of September 30, 2014	$51,257,193

Net change in unrealized depreciation attributable to level 3 investments held at September 30, 2014 was $292,743.

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

Information about Level 3 fair value measurements as of September 30, 2014:

	Fair Value	Valuation Technique	Unobservable Input	Input Values

Senior Loans	$51,257,193	Third-party vendor service	Vendor quotes	$92.80 – $102.000

NOTE 4. UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2014 based on cost of $182,228,663 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $998,628 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,504,728 resulting in net unrealized depreciation of $506,100.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/25/2014

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	11/25/2014

* Print the name and title of each signing officer under his or her signature.